Cat Financial Financing Activities (Details 4) - Finance Receivables - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Aging related to loans and finance leases
Financing Receivable, Recorded Investment, Past Due	$ 596	$ 651
Current	22,363	23,415
Total	22,959	24,066
91 Days or More Past Due and Still Accruing	22	35
31 to 60 Days Past Due
Aging related to loans and finance leases
Financing Receivable, Recorded Investment, Past Due	135	175
61 to 90 Days Past Due
Aging related to loans and finance leases
Financing Receivable, Recorded Investment, Past Due	64	80
91 Days or More Past Due
Aging related to loans and finance leases
Financing Receivable, Recorded Investment, Past Due	397	396
Customer
Aging related to loans and finance leases
Total	19,389	20,512
Customer | North America
Aging related to loans and finance leases
Financing Receivable, Recorded Investment, Past Due	87	81
Current	7,850	7,192
Total	7,937	7,273
91 Days or More Past Due and Still Accruing	4	4
Customer | North America | 31 to 60 Days Past Due
Aging related to loans and finance leases
Financing Receivable, Recorded Investment, Past Due	45	46
Customer | North America | 61 to 90 Days Past Due
Aging related to loans and finance leases
Financing Receivable, Recorded Investment, Past Due	12	8
Customer | North America | 91 Days or More Past Due
Aging related to loans and finance leases
Financing Receivable, Recorded Investment, Past Due	30	27
Customer | Europe
Aging related to loans and finance leases
Financing Receivable, Recorded Investment, Past Due	69	68
Current	2,358	2,607
Total	2,427	2,675
91 Days or More Past Due and Still Accruing	9	6
Customer | Europe | 31 to 60 Days Past Due
Aging related to loans and finance leases
Financing Receivable, Recorded Investment, Past Due	18	16
Customer | Europe | 61 to 90 Days Past Due
Aging related to loans and finance leases
Financing Receivable, Recorded Investment, Past Due	7	23
Customer | Europe | 91 Days or More Past Due
Aging related to loans and finance leases
Financing Receivable, Recorded Investment, Past Due	44	29
Customer | Asia Pacific
Aging related to loans and finance leases
Financing Receivable, Recorded Investment, Past Due	54	120
Current	1,647	2,316
Total	1,701	2,436
91 Days or More Past Due and Still Accruing	6	16
Customer | Asia Pacific | 31 to 60 Days Past Due
Aging related to loans and finance leases
Financing Receivable, Recorded Investment, Past Due	21	29
Customer | Asia Pacific | 61 to 90 Days Past Due
Aging related to loans and finance leases
Financing Receivable, Recorded Investment, Past Due	12	22
Customer | Asia Pacific | 91 Days or More Past Due
Aging related to loans and finance leases
Financing Receivable, Recorded Investment, Past Due	21	69
Customer | Mining
Aging related to loans and finance leases
Financing Receivable, Recorded Investment, Past Due	75	39
Current	1,793	2,084
Total	1,868	2,123
91 Days or More Past Due and Still Accruing	1	0
Customer | Mining | 31 to 60 Days Past Due
Aging related to loans and finance leases
Financing Receivable, Recorded Investment, Past Due	6	28
Customer | Mining | 61 to 90 Days Past Due
Aging related to loans and finance leases
Financing Receivable, Recorded Investment, Past Due	1	0
Customer | Mining | 91 Days or More Past Due
Aging related to loans and finance leases
Financing Receivable, Recorded Investment, Past Due	68	11
Customer | Latin America
Aging related to loans and finance leases
Financing Receivable, Recorded Investment, Past Due	275	274
Current	1,998	2,583
Total	2,273	2,857
91 Days or More Past Due and Still Accruing	0	8
Customer | Latin America | 31 to 60 Days Past Due
Aging related to loans and finance leases
Financing Receivable, Recorded Investment, Past Due	45	55
Customer | Latin America | 61 to 90 Days Past Due
Aging related to loans and finance leases
Financing Receivable, Recorded Investment, Past Due	31	23
Customer | Latin America | 91 Days or More Past Due
Aging related to loans and finance leases
Financing Receivable, Recorded Investment, Past Due	199	196
Customer | Caterpillar Power Finance
Aging related to loans and finance leases
Financing Receivable, Recorded Investment, Past Due	36	69
Current	3,147	3,079
Total	3,183	3,148
91 Days or More Past Due and Still Accruing	2	1
Customer | Caterpillar Power Finance | 31 to 60 Days Past Due
Aging related to loans and finance leases
Financing Receivable, Recorded Investment, Past Due	0	1
Customer | Caterpillar Power Finance | 61 to 90 Days Past Due
Aging related to loans and finance leases
Financing Receivable, Recorded Investment, Past Due	1	4
Customer | Caterpillar Power Finance | 91 Days or More Past Due
Aging related to loans and finance leases
Financing Receivable, Recorded Investment, Past Due	35	64
Dealer
Aging related to loans and finance leases
Total	3,570	3,554
Dealer | North America
Aging related to loans and finance leases
Financing Receivable, Recorded Investment, Past Due	0	0
Current	2,209	2,189
Total	2,209	2,189
91 Days or More Past Due and Still Accruing	0	0
Dealer | North America | 31 to 60 Days Past Due
Aging related to loans and finance leases
Financing Receivable, Recorded Investment, Past Due	0	0
Dealer | North America | 61 to 90 Days Past Due
Aging related to loans and finance leases
Financing Receivable, Recorded Investment, Past Due	0	0
Dealer | North America | 91 Days or More Past Due
Aging related to loans and finance leases
Financing Receivable, Recorded Investment, Past Due	0	0
Dealer | Europe
Aging related to loans and finance leases
Financing Receivable, Recorded Investment, Past Due	0	0
Current	149	153
Total	149	153
91 Days or More Past Due and Still Accruing	0	0
Dealer | Europe | 31 to 60 Days Past Due
Aging related to loans and finance leases
Financing Receivable, Recorded Investment, Past Due	0	0
Dealer | Europe | 61 to 90 Days Past Due
Aging related to loans and finance leases
Financing Receivable, Recorded Investment, Past Due	0	0
Dealer | Europe | 91 Days or More Past Due
Aging related to loans and finance leases
Financing Receivable, Recorded Investment, Past Due	0	0
Dealer | Asia Pacific
Aging related to loans and finance leases
Financing Receivable, Recorded Investment, Past Due	0	0
Current	552	566
Total	552	566
91 Days or More Past Due and Still Accruing	0	0
Dealer | Asia Pacific | 31 to 60 Days Past Due
Aging related to loans and finance leases
Financing Receivable, Recorded Investment, Past Due	0	0
Dealer | Asia Pacific | 61 to 90 Days Past Due
Aging related to loans and finance leases
Financing Receivable, Recorded Investment, Past Due	0	0
Dealer | Asia Pacific | 91 Days or More Past Due
Aging related to loans and finance leases
Financing Receivable, Recorded Investment, Past Due	0	0
Dealer | Mining
Aging related to loans and finance leases
Financing Receivable, Recorded Investment, Past Due	0	0
Current	4	0
Total	4	0
91 Days or More Past Due and Still Accruing	0	0
Dealer | Mining | 31 to 60 Days Past Due
Aging related to loans and finance leases
Financing Receivable, Recorded Investment, Past Due	0	0
Dealer | Mining | 61 to 90 Days Past Due
Aging related to loans and finance leases
Financing Receivable, Recorded Investment, Past Due	0	0
Dealer | Mining | 91 Days or More Past Due
Aging related to loans and finance leases
Financing Receivable, Recorded Investment, Past Due	0	0
Dealer | Latin America
Aging related to loans and finance leases
Financing Receivable, Recorded Investment, Past Due	0	0
Current	653	646
Total	653	646
91 Days or More Past Due and Still Accruing	0	0
Dealer | Latin America | 31 to 60 Days Past Due
Aging related to loans and finance leases
Financing Receivable, Recorded Investment, Past Due	0	0
Dealer | Latin America | 61 to 90 Days Past Due
Aging related to loans and finance leases
Financing Receivable, Recorded Investment, Past Due	0	0
Dealer | Latin America | 91 Days or More Past Due
Aging related to loans and finance leases
Financing Receivable, Recorded Investment, Past Due	0	0
Dealer | Caterpillar Power Finance
Aging related to loans and finance leases
Financing Receivable, Recorded Investment, Past Due	0	0
Current	3	0
Total	3	0
91 Days or More Past Due and Still Accruing	0	0
Dealer | Caterpillar Power Finance | 31 to 60 Days Past Due
Aging related to loans and finance leases
Financing Receivable, Recorded Investment, Past Due	0	0
Dealer | Caterpillar Power Finance | 61 to 90 Days Past Due
Aging related to loans and finance leases
Financing Receivable, Recorded Investment, Past Due	0	0
Dealer | Caterpillar Power Finance | 91 Days or More Past Due
Aging related to loans and finance leases
Financing Receivable, Recorded Investment, Past Due	$ 0	$ 0